Lease Liability - Schedule of Long Term Agreement for the Lease (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Less than 6 months [Member]
Schedule of Long Term Agreement for the Lease [Line Items]
Lease liability	$ 6,932	$ 16,072
6 – 12 months [Member]
Schedule of Long Term Agreement for the Lease [Line Items]
Lease liability	6,932	16,072
Between 1 and 2 years [Member]
Schedule of Long Term Agreement for the Lease [Line Items]
Lease liability	15,019	32,144
Between 2 and 5 years [Member]
Schedule of Long Term Agreement for the Lease [Line Items]
Lease liability
Total contractual cashflows [Member]
Schedule of Long Term Agreement for the Lease [Line Items]
Lease liability	28,883	64,288
Carrying amount of lease liabilities [Member]
Schedule of Long Term Agreement for the Lease [Line Items]
Lease liability	$ 26,078	$ 33,638